Land Use Rights, Net - Schedule of Future Amortization Land Use Right (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Future Amortization Land Use Right [Abstract]
2026	¥ 191,244
2027	191,244
2028	191,244
2029	191,244
Thereafter	7,315,078
Total	¥ 8,080,054	$ 1,155,135	¥ 8,271,298